UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10155

AMERICAN CENTURY VARIABLE PORTFOLIO II, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	12-31

Date of reporting period:	06-30-2016

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

June 30, 2016

VP Inflation Protection Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

JUNE 30, 2016
Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities	53.0%
Corporate Bonds	16.1%
U.S. Government Agency Securities	7.9%
U.S. Government Agency Mortgage-Backed Securities	6.6%
Collateralized Mortgage Obligations	6.0%
Commercial Mortgage-Backed Securities	5.1%
Sovereign Governments and Agencies	3.5%
Asset-Backed Securities	2.2%
Municipal Securities	0.6%
Temporary Cash Investments	3.1%
Other Assets and Liabilities	(4.1)%

Portfolio at a Glance
Average Duration (effective)	7.1 years
Weighted Average Life	10.1 years

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period(1) 1/1/16 - 6/30/16	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$1,056.40	$2.51	0.49%
Class II	$1,000	$1,055.20	$3.78	0.74%
Hypothetical
Class I	$1,000	$1,022.43	$2.46	0.49%
Class II	$1,000	$1,021.18	$3.72	0.74%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

Schedule of Investments

JUNE 30, 2016 (UNAUDITED)

	Principal Amount	Value
U.S. TREASURY SECURITIES — 53.0%
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25	$13,327,755	$15,932,571
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26(1)	12,232,006	14,409,400
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	5,319,952	6,538,833
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28	13,140,772	15,385,742
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28	3,248,521	4,501,739
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	12,899,180	16,370,453
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	9,868,638	12,934,280
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	11,751,575	15,538,168
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	17,085,765	17,171,416
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	12,051,999	11,766,548
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	11,190,049	12,968,875
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	6,401,115	6,448,330
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18	6,874,736	6,979,823
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19	2,189,796	2,350,282
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19	5,922,322	6,050,179
U.S. Treasury Inflation Indexed Notes, 1.25%, 7/15/20	5,485,500	5,900,522
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21(1)	18,996,795	20,018,614
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	14,448,579	14,744,891
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	23,305,632	23,857,323
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	16,619,166	16,859,363
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	12,851,500	13,306,495
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	22,097,801	23,163,423
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	7,053,480	7,133,981
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	13,132,080	13,347,446
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	10,795,551	11,127,503
TOTAL U.S. TREASURY SECURITIES (Cost $293,848,374)		314,806,200
CORPORATE BONDS — 16.1%
Aerospace and Defense — 0.3%
L-3 Communications Corp., 5.20%, 10/15/19	312,000	340,401
Lockheed Martin Corp., 4.25%, 11/15/19	740,000	810,742
Lockheed Martin Corp., 3.80%, 3/1/45	300,000	307,552
United Technologies Corp., 4.50%, 6/1/42	268,000	308,014
		1,766,709
Automobiles — 0.2%
Daimler Finance North America LLC, 1.875%, 1/11/18(2)	499,000	503,788
Ford Motor Credit Co. LLC, 2.375%, 1/16/18	749,000	758,497
General Motors Co., 6.60%, 4/1/36	90,000	103,549
		1,365,834
Banks — 2.3%
Bank of America Corp., 5.75%, 12/1/17	1,705,000	1,805,256
Bank of America Corp., MTN, 3.30%, 1/11/23	830,000	855,758
Branch Banking & Trust Co., 3.80%, 10/30/26	300,000	331,003

	Principal Amount	Value
Capital One Financial Corp., 2.45%, 4/24/19	$400,000	$407,358
Capital One Financial Corp., 4.20%, 10/29/25	350,000	360,676
Capital One N.A. / Mclean VA, 1.65%, 2/5/18	400,000	400,484
Citigroup, Inc., 1.75%, 5/1/18	499,000	501,418
Citigroup, Inc., 4.05%, 7/30/22	760,000	804,461
Citigroup, Inc., 4.00%, 8/5/24	250,000	257,543
Citigroup, Inc., 4.45%, 9/29/27	500,000	515,177
Cooperatieve Rabobank UA, 3.875%, 2/8/22	499,000	542,591
Credit Suisse, MTN, 3.625%, 9/9/24	250,000	258,614
Fifth Third Bancorp, 4.30%, 1/16/24	165,000	177,007
Fifth Third Bank, 2.875%, 10/1/21	250,000	258,437
JPMorgan Chase & Co., 4.625%, 5/10/21	580,000	645,073
JPMorgan Chase & Co., 4.50%, 1/24/22	1,249,000	1,391,142
JPMorgan Chase & Co., 3.875%, 9/10/24	600,000	621,867
KeyBank N.A., MTN, 3.40%, 5/20/26	250,000	254,035
SunTrust Bank, 3.30%, 5/15/26	200,000	202,154
U.S. Bancorp, MTN, 3.60%, 9/11/24	799,000	861,959
Wells Fargo & Co., 5.625%, 12/11/17	749,000	796,424
Wells Fargo & Co., 4.125%, 8/15/23	400,000	431,209
Wells Fargo & Co., 3.00%, 4/22/26	300,000	306,185
Wells Fargo & Co., MTN, 3.55%, 9/29/25	375,000	400,327
Wells Fargo & Co., MTN, 4.40%, 6/14/46	300,000	305,450
		13,691,608
Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46	200,000	235,242
Diageo Capital plc, 2.625%, 4/29/23	500,000	519,295
		754,537
Biotechnology — 0.4%
AbbVie, Inc., 2.90%, 11/6/22	577,000	589,248
Amgen, Inc., 5.85%, 6/1/17	137,000	142,734
Amgen, Inc., 3.625%, 5/22/24	350,000	376,318
Celgene Corp., 3.625%, 5/15/24	150,000	156,544
Gilead Sciences, Inc., 4.40%, 12/1/21	837,000	945,824
		2,210,668
Capital Markets — 0.1%
Ameriprise Financial, Inc., 4.00%, 10/15/23	300,000	325,168
Chemicals — 0.4%
Dow Chemical Co. (The), 3.50%, 10/1/24	300,000	319,087
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	187,000	193,042
Ecolab, Inc., 4.35%, 12/8/21	624,000	707,353
LYB International Finance BV, 4.875%, 3/15/44	400,000	424,846
LyondellBasell Industries NV, 5.00%, 4/15/19	225,000	243,791
Mosaic Co. (The), 5.625%, 11/15/43	200,000	222,765
		2,110,884
Commercial Services and Supplies — 0.2%
Republic Services, Inc., 3.80%, 5/15/18	218,000	228,198
Waste Management, Inc., 3.50%, 5/15/24	400,000	433,240

	Principal Amount	Value
Waste Management, Inc., 3.125%, 3/1/25	$350,000	$366,808
		1,028,246
Communications Equipment — 0.1%
Cisco Systems, Inc., 1.60%, 2/28/19	200,000	203,089
Cisco Systems, Inc., 5.90%, 2/15/39	521,000	709,145
		912,234
Consumer Finance — 0.6%
American Express Co., 1.55%, 5/22/18	800,000	804,329
American Express Credit Corp., 1.30%, 7/29/16	370,000	370,132
American Express Credit Corp., MTN, 2.25%, 5/5/21	390,000	397,315
Capital One Bank USA N.A., 2.30%, 6/5/19	250,000	253,426
Caterpillar Financial Services Corp., MTN, 1.25%, 11/6/17	262,000	263,038
Discover Financial Services, 3.75%, 3/4/25	300,000	302,910
John Deere Capital Corp., MTN, 3.15%, 10/15/21	468,000	502,158
PNC Bank N.A., 6.00%, 12/7/17	499,000	529,289
		3,422,597
Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22	281,000	287,852
Diversified Financial Services — 1.4%
BNP Paribas SA, MTN, 2.40%, 12/12/18	350,000	356,962
GE Capital International Funding Co. UnLtd. Co., 2.34%, 11/15/20(2)	1,203,000	1,244,242
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18	500,000	507,032
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18	250,000	256,669
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	624,000	725,830
Goldman Sachs Group, Inc. (The), 3.625%, 1/22/23	1,312,000	1,378,731
Goldman Sachs Group, Inc. (The), 3.85%, 7/8/24	350,000	371,891
Goldman Sachs Group, Inc. (The), 3.75%, 5/22/25	300,000	314,036
HSBC Holdings plc, 2.95%, 5/25/21	600,000	606,694
HSBC Holdings plc, 4.30%, 3/8/26	200,000	212,459
Morgan Stanley, 5.00%, 11/24/25	1,730,000	1,897,149
Morgan Stanley, MTN, 5.95%, 12/28/17	499,000	530,826
		8,402,521
Diversified Telecommunication Services — 0.7%
AT&T, Inc., 3.60%, 2/17/23	250,000	262,068
AT&T, Inc., 4.45%, 4/1/24	300,000	329,085
AT&T, Inc., 3.40%, 5/15/25	768,000	787,427
AT&T, Inc., 6.55%, 2/15/39	533,000	659,306
AT&T, Inc., 4.80%, 6/15/44	350,000	361,994
British Telecommunications plc, 5.95%, 1/15/18	324,000	346,898
Orange SA, 2.75%, 2/6/19	300,000	309,343
Verizon Communications, Inc., 5.15%, 9/15/23	750,000	875,147
Verizon Communications, Inc., 4.40%, 11/1/34	220,000	227,676
		4,158,944
Food and Staples Retailing — 0.6%
CVS Health Corp., 2.75%, 12/1/22	1,249,000	1,290,606
Dollar General Corp., 3.25%, 4/15/23	300,000	311,951
Wal-Mart Stores, Inc., 3.25%, 10/25/20	1,074,000	1,162,675

	Principal Amount	Value
Wal-Mart Stores, Inc., 5.625%, 4/15/41	$812,000	$1,093,353
		3,858,585
Food Products — 0.4%
General Mills, Inc., 3.15%, 12/15/21	1,196,000	1,276,338
Kraft Heinz Foods Co., 3.95%, 7/15/25(2)	300,000	326,947
Mondelez International, Inc., 4.00%, 2/1/24	200,000	219,171
Unilever Capital Corp., 2.20%, 3/6/19	500,000	514,359
		2,336,815
Gas Utilities — 0.8%
Enbridge, Inc., 3.50%, 6/10/24	350,000	335,642
Energy Transfer Partners LP, 4.15%, 10/1/20	400,000	406,394
Energy Transfer Partners LP, 3.60%, 2/1/23	312,000	299,513
Energy Transfer Partners LP, 4.05%, 3/15/25	300,000	296,378
Enterprise Products Operating LLC, 3.75%, 2/15/25	300,000	313,599
Enterprise Products Operating LLC, 4.85%, 3/15/44	250,000	265,162
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	812,000	869,728
Magellan Midstream Partners LP, 5.15%, 10/15/43	350,000	375,077
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	437,000	429,174
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	499,000	492,965
TransCanada PipeLines Ltd., 2.50%, 8/1/22	312,000	310,224
Williams Partners LP, 4.30%, 3/4/24	600,000	565,584
		4,959,440
Health Care Equipment and Supplies — 0.1%
Medtronic, Inc., 2.50%, 3/15/20	150,000	155,663
Medtronic, Inc., 3.50%, 3/15/25	100,000	109,188
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	250,000	253,275
		518,126
Health Care Providers and Services — 0.3%
Aetna, Inc., 2.75%, 11/15/22	406,000	414,572
Aetna, Inc., 3.20%, 6/15/26	200,000	206,412
Express Scripts Holding Co., 4.50%, 2/25/26	200,000	220,262
Express Scripts, Inc., 7.25%, 6/15/19	324,000	373,466
Mylan NV, 3.95%, 6/15/26(2)	300,000	304,095
UnitedHealth Group, Inc., 4.25%, 3/15/43	406,000	446,094
		1,964,901
Hotels, Restaurants and Leisure — 0.1%
McDonald's Corp., MTN, 3.25%, 6/10/24	350,000	377,510
Industrial Conglomerates — 0.1%
General Electric Co., MTN, 4.375%, 9/16/20	315,000	351,067
General Electric Co., MTN, 4.65%, 10/17/21	115,000	131,804
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24	300,000	316,360
		799,231
Insurance — 1.1%
American International Group, Inc., 4.125%, 2/15/24	530,000	560,260
American International Group, Inc., 4.50%, 7/16/44	350,000	340,159
American International Group, Inc., MTN, 5.85%, 1/16/18	200,000	213,347
Berkshire Hathaway, Inc., 4.50%, 2/11/43	712,000	816,166

	Principal Amount	Value
Chubb INA Holdings, Inc., 3.15%, 3/15/25	$300,000	$313,755
Hartford Financial Services Group, Inc. (The), 5.125%, 4/15/22	350,000	398,606
Liberty Mutual Group, Inc., 4.25%, 6/15/23(2)	400,000	425,698
Metropolitan Life Global Funding I, 3.00%, 1/10/23(2)	999,000	1,025,482
Prudential Financial, Inc., MTN, 2.30%, 8/15/18	300,000	306,331
Prudential Financial, Inc., MTN, 5.625%, 5/12/41	350,000	415,715
Prudential Financial, Inc., VRN, 3.02%, 7/1/16	189,000	187,346
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24(2)	300,000	315,845
Travelers Cos., Inc. (The), 3.75%, 5/15/46	300,000	315,123
Voya Financial, Inc., 2.90%, 2/15/18	381,000	388,283
XLIT Ltd., 2.30%, 12/15/18	250,000	252,724
		6,274,840
IT Services†
Fidelity National Information Services, Inc., 3.50%, 4/15/23	125,000	129,992
Machinery — 0.1%
Deere & Co., 2.60%, 6/8/22	262,000	269,321
Fortive Corp., 3.15%, 6/15/26(2)	300,000	309,351
		578,672
Media — 1.1%
21st Century Fox America, Inc., 6.90%, 8/15/39	705,000	946,702
CBS Corp., 3.50%, 1/15/25	300,000	309,150
Comcast Corp., 6.50%, 11/15/35	556,000	774,759
NBCUniversal Media LLC, 5.15%, 4/30/20	1,280,000	1,451,711
NBCUniversal Media LLC, 4.375%, 4/1/21	730,000	818,630
Time Warner, Inc., 4.70%, 1/15/21	700,000	781,666
Time Warner, Inc., 3.60%, 7/15/25	300,000	318,194
Viacom, Inc., 4.25%, 9/1/23	840,000	874,332
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	499,000	516,421
		6,791,565
Metals and Mining†
Barrick North America Finance LLC, 4.40%, 5/30/21	114,000	122,894
Multi-Utilities — 0.6%
CMS Energy Corp., 6.25%, 2/1/20	250,000	288,052
Constellation Energy Group, Inc., 5.15%, 12/1/20	800,000	891,263
Dominion Resources, Inc., 6.40%, 6/15/18	1,105,000	1,206,474
Dominion Resources, Inc., 3.625%, 12/1/24	300,000	316,238
Georgia Power Co., 4.30%, 3/15/42	250,000	274,725
Potomac Electric Power Co., 3.60%, 3/15/24	250,000	271,984
Virginia Electric & Power Co., 3.45%, 2/15/24	200,000	217,051
		3,465,787
Multiline Retail†
Macy's Retail Holdings, Inc., 2.875%, 2/15/23	160,000	152,496
Oil, Gas and Consumable Fuels — 1.4%
Apache Corp., 4.75%, 4/15/43	599,000	618,541
BP Capital Markets plc, 2.50%, 11/6/22	262,000	264,511

	Principal Amount	Value
BP Capital Markets plc, 2.75%, 5/10/23	$375,000	$379,281
Chevron Corp., 2.43%, 6/24/20	350,000	361,394
Chevron Corp., 2.10%, 5/16/21	300,000	306,159
CNOOC Nexen Finance 2014 ULC, 1.625%, 4/30/17	400,000	400,914
ConocoPhillips Co., 2.40%, 12/15/22	887,000	879,916
Exxon Mobil Corp., 3.04%, 3/1/26	200,000	212,020
Marathon Petroleum Corp., 3.625%, 9/15/24	250,000	246,040
Noble Energy, Inc., 4.15%, 12/15/21	874,000	920,164
Petroleos Mexicanos, 3.50%, 1/30/23	331,000	314,357
Phillips 66, 4.65%, 11/15/34	300,000	320,950
Shell International Finance BV, 2.375%, 8/21/22	2,110,000	2,162,258
Statoil ASA, 2.45%, 1/17/23	468,000	474,419
Total Capital SA, 2.125%, 8/10/18	350,000	357,168
		8,218,092
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 2.54%, 11/15/19(2)	150,000	153,735
International Paper Co., 6.00%, 11/15/41	325,000	386,784
		540,519
Pharmaceuticals — 0.7%
Actavis Funding SCS, 3.45%, 3/15/22	900,000	936,189
Actavis Funding SCS, 3.85%, 6/15/24	350,000	366,198
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	499,000	525,568
Merck & Co., Inc., 2.40%, 9/15/22	499,000	514,195
Mylan, Inc., 2.60%, 6/24/18	210,000	212,769
Mylan, Inc., 2.55%, 3/28/19	300,000	303,886
Perrigo Finance Unlimited Co., 3.90%, 12/15/24	200,000	203,214
Roche Holdings, Inc., 3.35%, 9/30/24(2)	600,000	651,916
Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	312,000	317,564
		4,031,499
Real Estate Investment Trusts (REITs) — 0.4%
American Tower Corp., 3.375%, 10/15/26	300,000	302,361
Boston Properties LP, 3.65%, 2/1/26	150,000	160,255
Crown Castle International Corp., 4.45%, 2/15/26	289,000	314,508
Essex Portfolio LP, 3.625%, 8/15/22	250,000	263,524
Host Hotels & Resorts LP, 3.75%, 10/15/23	250,000	252,308
Kilroy Realty LP, 3.80%, 1/15/23	331,000	347,592
Ventas Realty LP / Ventas Capital Corp., 3.25%, 8/15/22	468,000	484,369
		2,124,917
Road and Rail — 0.5%
Burlington Northern Santa Fe LLC, 3.75%, 4/1/24	300,000	331,944
Burlington Northern Santa Fe LLC, 3.00%, 4/1/25	300,000	318,064
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	250,000	296,863
CSX Corp., 4.25%, 6/1/21	799,000	876,554
Norfolk Southern Corp., 5.75%, 4/1/18	250,000	269,345
Norfolk Southern Corp., 3.85%, 1/15/24	100,000	109,780
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18(2)	250,000	254,730

	Principal Amount	Value
Union Pacific Corp., 2.75%, 4/15/23	$250,000	$262,034
		2,719,314
Semiconductors and Semiconductor Equipment — 0.1%
Lam Research Corp., 3.90%, 6/15/26	430,000	453,245
Software — 0.3%
Intuit, Inc., 5.75%, 3/15/17	443,000	457,503
Microsoft Corp., 2.125%, 11/15/22	787,000	800,470
Oracle Corp., 2.40%, 9/15/23(3)	400,000	402,287
Oracle Corp., 3.40%, 7/8/24	350,000	375,588
		2,035,848
Specialty Retail — 0.1%
Home Depot, Inc. (The), 4.20%, 4/1/43	499,000	564,595
Technology Hardware, Storage and Peripherals — 0.2%
Apple, Inc., 1.00%, 5/3/18	250,000	250,595
Apple, Inc., 3.25%, 2/23/26	200,000	212,770
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.02%, 6/15/26(2)	220,000	228,670
Hewlett Packard Enterprise Co., 3.60%, 10/15/20(2)	250,000	261,223
		953,258
Textiles, Apparel and Luxury Goods — 0.1%
NIKE, Inc., 2.25%, 5/1/23	468,000	482,984
Tobacco — 0.1%
Reynolds American, Inc., 4.45%, 6/12/25	500,000	559,675
TOTAL CORPORATE BONDS (Cost $90,784,087)		95,452,602
U.S. GOVERNMENT AGENCY SECURITIES — 7.9%
FNMA, 6.625%, 11/15/30 (Cost $45,406,283)	30,700,000	47,141,201
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4) — 6.6%
FHLMC, 4.50%, 4/1/41	12,581,420	13,896,343
FNMA, 4.50%, 5/1/39	3,759,422	4,188,775
FNMA, 4.00%, 11/1/41	1,524,999	1,655,089
FNMA, 4.00%, 11/1/41	960,858	1,036,935
FNMA, 4.00%, 2/1/42	1,620,685	1,759,221
FNMA, 4.00%, 2/1/46	15,564,592	16,768,256
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $38,382,969)		39,304,619
COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 6.0%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	148,157	150,455
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	260,546	269,033
Agate Bay Mortgage Loan Trust, Series 2014-1, Class 1A6, VRN, 3.50%, 7/1/16(2)	1,905,158	1,981,185
Agate Bay Mortgage Loan Trust, Series 2014-3, Class A2, VRN, 3.50%, 7/1/16(2)	2,462,306	2,543,185
Agate Bay Mortgage Loan Trust, Series 2015-7, Class A3, VRN, 3.50%, 7/1/16(2)	2,143,404	2,206,393
Agate Bay Mortgage Loan Trust, Series 2016-1, Class A3, VRN, 3.50%, 7/1/16(2)	3,447,867	3,563,930

	Principal Amount	Value
Agate Bay Mortgage Loan Trust, Series 2016-2, Class A3, VRN, 3.50%, 7/1/16(2)	$1,826,298	$1,885,002
Cendant Mortgage Corp., Series 2003-6, Class A3, 5.25%, 7/25/33	453,315	454,502
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	222,716	224,413
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10, VRN, 3.50%, 7/1/16(2)	1,400,000	1,484,262
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 7/1/16(2)	2,687,669	2,726,933
JPMorgan Mortgage Trust, Series 2014-5, Class A1, VRN, 3.00%, 7/1/16(2)	3,060,409	3,173,173
JPMorgan Mortgage Trust, Series 2016-1, Class A7 SEQ, 3.50%, 5/25/46(2)	3,500,000	3,679,901
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.44%, 7/1/16	171,014	170,372
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 7/1/16	201,625	203,204
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, 4.00%, 12/25/43(2)	807,919	840,847
Sequoia Mortgage Trust, Series 2014-3, Class A14, VRN, 3.00%, 7/1/16(2)	1,240,169	1,256,843
Sequoia Mortgage Trust, Series 2014-4, Class A2 SEQ, VRN, 3.50%, 7/1/16(2)	1,669,770	1,724,442
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 2.90%, 7/1/16	307,904	307,588
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.19%, 7/25/16	217,321	199,760
Towd Point Mortgage Trust, Series 2016-1, Class A1, VRN, 3.50%, 7/1/16(2)	1,856,337	1,930,252
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	436,167	447,914
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.89%, 7/1/16	1,108,637	1,127,962
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 2.88%, 7/1/16	2,028,303	2,091,977
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 7/1/16(2)	837,130	848,462
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $35,089,157)		35,491,990
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 5.1%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(2)	1,500,000	1,573,652
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A SEQ, 3.22%, 4/14/33(2)	1,950,000	2,070,821
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(2)	2,000,000	2,134,745
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	2,000,000	2,248,654
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	1,700,000	1,866,760
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 7/1/16	1,475,000	1,568,485
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.80%, 7/1/16	2,000,000	2,207,717
Commercial Mortgage Trust, Series 2015-3BP, Class A, 3.18%, 2/10/35(2)	2,125,000	2,245,496

		Principal Amount	Value
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(2)		$1,450,000	$1,507,193
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(2)		2,000,000	2,121,509
GS Mortgage Securities Corp. II, Series 2015-GC28, Class A5, 3.40%, 2/10/48		2,000,000	2,141,932
GS Mortgage Securities Corp. II, Series 2016-GS2, Class B, 3.76%, 5/10/49		1,475,000	1,542,618
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 7/10/16(2)		2,500,000	2,649,092
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.17%, 12/15/46		1,455,000	1,641,342
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46		1,075,000	1,212,541
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 7/1/16(2)		1,600,000	1,619,440
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $28,901,796)			30,351,997
SOVEREIGN GOVERNMENTS AND AGENCIES — 3.5%
Australia — 0.4%
Australia Government Inflation Linked Bond, 4.00%, 8/20/20	AUD	1,517,000	2,133,627
Canada — 0.7%
Canadian Government Real Return Bond, 4.25%, 12/1/21	CAD	1,814,206	1,770,548
Canadian Government Real Return Bond, 4.25%, 12/1/26	CAD	2,372,453	2,666,569
			4,437,117
Italy — 2.1%
Italy Buoni Poliennali Del Tesoro, 2.35%, 9/15/24(2)	EUR	5,776,078	7,427,195
Italy Buoni Poliennali Del Tesoro, 3.10%, 9/15/26	EUR	3,647,226	5,055,451
			12,482,646
Japan — 0.2%
Japanese Government CPI Linked Bond, 1.10%, 12/10/16	JPY	144,486,400	1,430,662
Mexico — 0.1%
Mexico Government International Bond, MTN, 4.75%, 3/8/44		$500,000	540,000
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $22,692,490)			21,024,052
ASSET-BACKED SECURITIES(4) — 2.2%
American Homes 4 Rent, Series 2014-SFR1, Class A, VRN, 1.45%, 7/17/16(2)		2,892,888	2,860,578
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(2)		2,000,000	2,010,918
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A SEQ, 1.92%, 9/20/19(2)		1,225,000	1,228,675
BMW Floorplan Master Owner Trust, Series 2015-1A, Class A, VRN, 0.94%, 7/15/16(2)		1,550,000	1,550,841
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.88%, 7/7/16(2)		1,356,522	1,351,580
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)		1,195,933	1,178,110
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(2)		733,439	735,648

	Principal Amount/Shares	Value
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(2)	$1,918,306	$1,963,597
TOTAL ASSET-BACKED SECURITIES (Cost $12,851,964)		12,879,947
MUNICIPAL SECURITIES — 0.6%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	165,000	241,963
City Public Service Board of San Antonio, 5.99%, 2/1/39	125,000	176,955
Los Angeles Community College District, 6.75%, 8/1/49	125,000	199,476
Los Angeles Department of Water & Power Rev., 5.72%, 7/1/39	95,000	126,037
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	125,000	182,574
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	250,000	381,037
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	125,000	154,888
Rutgers State University of New Jersey Rev., 5.67%, 5/1/40	130,000	166,861
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	65,000	98,953
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	125,000	161,908
State of California GO, 7.55%, 4/1/39	500,000	793,250
State of Illinois GO, 5.10%, 6/1/33	350,000	337,099
State of Texas GO, 5.52%, 4/1/39	215,000	300,200
TOTAL MUNICIPAL SECURITIES (Cost $3,060,912)		3,321,201
TEMPORARY CASH INVESTMENTS — 3.1%
Credit Agricole Corporate and Investment Bank, 0.32%, 7/1/16(5)	18,593,000	18,592,833
State Street Institutional U.S. Government Money Market Fund, Premier Class	297	297
TOTAL TEMPORARY CASH INVESTMENTS (Cost $18,593,297)		18,593,130
TOTAL INVESTMENT SECURITIES — 104.1% (Cost $589,611,329)		618,366,939
OTHER ASSETS AND LIABILITIES — (4.1)%		(24,119,096)
TOTAL NET ASSETS — 100.0%		$594,247,843

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	909,738	AUD	1,263,244	UBS AG	9/21/16	$(29,745)
USD	4,448,122	CAD	5,831,221	JPMorgan Chase Bank N.A.	9/21/16	(66,099)
USD	1,149,630	CLP	802,671,659	UBS AG	9/21/16	(54,723)
USD	12,566,967	EUR	11,228,226	JPMorgan Chase Bank N.A.	9/21/16	71,162
USD	1,365,352	JPY	148,065,049	JPMorgan Chase Bank N.A.	9/21/16	(72,249)
USD	1,182,276	JPY	120,102,536	JPMorgan Chase Bank N.A.	9/21/16	16,170
USD	1,154,148	NZD	1,703,992	UBS AG	9/21/16	(57,735)
USD	1,159,848	SGD	1,600,358	JPMorgan Chase Bank N.A.	9/21/16	(27,195)
						$(220,414)

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
323	U.S. Treasury 2-Year Notes	September 2016	$70,842,985	$493,539
326	U.S. Treasury 5-Year Notes	September 2016	39,825,484	687,189
			$110,668,469	$1,180,728

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
37	U.S. Treasury 10-Year Notes	September 2016	$4,920,422	$(133,052)
18	U.S. Treasury 10-Year Ultra Notes	September 2016	2,622,093	(29,291)
140	U.S. Treasury Long Bonds	September 2016	24,128,125	(1,344,512)
33	U.S. Treasury Ultra Bonds	September 2016	6,150,375	(397,126)
			$37,821,015	$(1,903,981)

TOTAL RETURN SWAP AGREEMENTS

Counterparty	Notional Amount	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate	Termination Date	Value
Bank of America N.A.	$35,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.15%	11/16/16	$(1,630,790)
Bank of America N.A.	5,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.42%	4/1/18	(394,632)
Bank of America N.A.	40,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.66%	12/4/19	(5,102,162)
Bank of America N.A.	5,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.67%	4/1/22	(807,172)
Bank of America N.A.	4,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.53%	8/19/24	(492,979)
Bank of America N.A.	3,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.79%	8/27/25	(70,324)
Barclays Bank plc	20,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.74%	4/25/17	(2,392,414)
Barclays Bank plc	38,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.35%	9/28/17	(2,062,915)
Barclays Bank plc	10,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.71%	2/5/20	(200,361)
Barclays Bank plc	2,300,000	U.S. CPI Urban Consumers NSA Index	Receive	2.59%	7/23/24	(298,611)
Barclays Bank plc	6,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.39%	9/19/24	(639,109)
Barclays Bank plc	6,500,000	U.S. CPI Urban Consumers NSA Index	Receive	2.36%	9/29/24	(673,366)
Barclays Bank plc	3,600,000	U.S. CPI Urban Consumers NSA Index	Receive	2.31%	9/30/24	(351,726)
Barclays Bank plc	15,100,000	U.S. CPI Urban Consumers NSA Index	Receive	2.90%	12/21/27	(4,723,882)
Barclays Bank plc	3,600,000	U.S. CPI Urban Consumers NSA Index	Receive	2.78%	7/2/44	(1,275,610)
Goldman Sachs & Co.	33,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.87%	5/23/26	(461,657)
Goldman Sachs & Co.	13,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.92%	5/31/26	(250,605)
Goldman Sachs & Co.	12,500,000	U.S. CPI Urban Consumers NSA Index	Receive	1.77%	6/16/26	(52,503)
						$(21,880,818)

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CLP	-	Chilean Peso
CPI	-	Consumer Price Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
JPY	-	Japanese Yen
MTN	-	Medium Term Note
NSA	-	Not Seasonally Adjusted
NZD	-	New Zealand Dollar
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $25,056,638.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $72,079,622, which represented 12.1% of total net assets.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)	Final maturity date indicated, unless otherwise noted.

(5)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

Statement of Assets and Liabilities

JUNE 30, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $589,611,329)	$618,366,939
Foreign currency holdings, at value (cost of $81,324)	82,744
Receivable for capital shares sold	1,048,133
Receivable for variation margin on futures contracts	198,375
Unrealized appreciation on forward foreign currency exchange contracts	87,332
Interest receivable	2,709,503
622,493,026

Liabilities
Payable for investments purchased	5,031,348
Payable for capital shares redeemed	630,186
Unrealized depreciation on forward foreign currency exchange contracts	307,746
Swap agreements, at value	21,880,818
Accrued management fees	222,993
Distribution fees payable	107,867
Accrued other expenses	64,225
28,245,183

Net Assets	$594,247,843

Net Assets Consist of:
Capital (par value and paid-in surplus)	$593,588,393
Undistributed net investment income	1,627,932
Accumulated net realized loss	(6,899,767)
Net unrealized appreciation	5,931,285
$594,247,843

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$60,757,945	5,892,635	$10.31
Class II, $0.01 Par Value	$533,489,898	51,866,930	$10.29

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$5,673,209

Expenses:
Management fees	1,336,912
Distribution fees - Class II	651,854
Directors' fees and expenses	16,564
Other expenses	64,970
2,070,300

Net investment income (loss)	3,602,909

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(2,971,802)
Futures contract transactions	(1,699,008)
Swap agreement transactions	(652,504)
Foreign currency transactions	(1,207,551)
(6,530,865)

Change in net unrealized appreciation (depreciation) on:
Investments	38,960,232
Futures contracts	(785,701)
Swap agreements	(2,400,127)
Translation of assets and liabilities in foreign currencies	(1,716,165)
34,058,239

Net realized and unrealized gain (loss)	27,527,374

Net Increase (Decrease) in Net Assets Resulting from Operations	$31,130,283

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2016 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2015
Increase (Decrease) in Net Assets	June 30, 2016	December 31, 2015
Operations
Net investment income (loss)	$3,602,909	$4,538,634
Net realized gain (loss)	(6,530,865)	11,905,461
Change in net unrealized appreciation (depreciation)	34,058,239	(30,727,207)
Net increase (decrease) in net assets resulting from operations	31,130,283	(14,283,112)

Distributions to Shareholders
From net investment income:
Class I	(648,635)	(964,299)
Class II	(6,050,393)	(12,505,365)
From net realized gains:
Class I	(378,496)	—
Class II	(3,899,828)	—
Decrease in net assets from distributions	(10,977,352)	(13,469,664)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(344,253)	(94,691,754)

Net increase (decrease) in net assets	19,808,678	(122,444,530)

Net Assets
Beginning of period	574,439,165	696,883,695
End of period	$594,247,843	$574,439,165

Undistributed net investment income	$1,627,932	$4,724,051

See Notes to Financial Statements.

Notes to Financial Statements

JUNE 30, 2016 (UNAUDITED)

1. Organization

American Century Variable Portfolios II, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Inflation Protection Fund (the fund) is the sole fund issued by the corporation. The fund’s investment objective is to pursue long-term total return using a strategy that seeks to protect against U.S. inflation.

The fund offers Class I and Class II. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1625% to 0.2800%. The rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for each class for the six months ended June 30, 2016 was 0.46%.

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2016 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Other Expenses - The fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, filing fees for foreign tax reclaims and other miscellaneous expenses. The impact of other expenses to the ratio of operating expenses to average net assets was 0.02% for the six months ended June 30, 2016.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended June 30, 2016 totaled $142,556,301, of which $97,544,162 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended June 30, 2016 totaled $144,202,139, of which $42,568,585 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2016		Year ended December 31, 2015
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	250,000,000		250,000,000
Sold	1,831,596	$18,581,424	2,283,801	$23,470,205
Issued in reinvestment of distributions	102,508	1,027,131	93,315	964,299
Redeemed	(1,027,200)	(10,388,751)	(700,735)	(7,135,249)
	906,904	9,219,804	1,676,381	17,299,255
Class II/Shares Authorized	250,000,000		250,000,000
Sold	3,416,763	34,519,933	6,489,881	66,564,536
Issued in reinvestment of distributions	995,022	9,950,221	1,209,184	12,505,365
Redeemed	(5,365,582)	(54,034,211)	(18,611,237)	(191,060,910)
	(953,797)	(9,564,057)	(10,912,172)	(111,991,009)
Net increase (decrease)	(46,893)	$(344,253)	(9,235,791)	$(94,691,754)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$314,806,200	—
Corporate Bonds	—	95,452,602	—
U.S. Government Agency Securities	—	47,141,201	—
U.S. Government Agency Mortgage-Backed Securities	—	39,304,619	—
Collateralized Mortgage Obligations	—	35,491,990	—
Commercial Mortgage-Backed Securities	—	30,351,997	—
Sovereign Governments and Agencies	—	21,024,052	—
Asset-Backed Securities	—	12,879,947	—
Municipal Securities	—	3,321,201	—
Temporary Cash Investments	$297	18,592,833	—
	$297	$618,366,642	—
Other Financial Instruments
Futures Contracts	$1,180,728	—	—
Forward Foreign Currency Exchange Contracts	—	$87,332	—
	$1,180,728	$87,332	—

Liabilities
Other Financial Instruments
Futures Contracts	$1,903,981	—	—
Swap Agreements	—	$21,880,818	—
Forward Foreign Currency Exchange Contracts	—	307,746	—
	$1,903,981	$22,188,564	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $153,224,086.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average exposure to interest rate risk derivative instruments held during the period was 605 contracts.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $214,516,667.

Value of Derivative Instruments as of June 30, 2016

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$87,332	Unrealized depreciation on forward foreign currency exchange contracts	$307,746
Interest Rate Risk	Receivable for variation margin on futures contracts*	198,375	Payable for variation margin on futures contracts*	—
Other Contracts	Swap agreements	—	Swap agreements	21,880,818
		$285,707		$22,188,564

*	Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2016

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	$(1,630,731)	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	$(1,732,549)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(1,699,008)	Change in net unrealized appreciation (depreciation) on futures contracts	(785,701)
Other Contracts	Net realized gain (loss) on swap agreement transactions	(652,504)	Change in net unrealized appreciation (depreciation) on swap agreements	(2,400,127)
		$(3,982,243)		$(4,918,377)

Counterparty Risk — The fund is subject to counterparty risk, or the risk that an institution will fail to perform its obligations to the fund. The investment advisor attempts to minimize counterparty risk prior to entering into transactions by performing extensive reviews of the creditworthiness of all potential counterparties. The fund may also enter into agreements that provide provisions for legally enforceable master netting arrangements to manage the credit risk between counterparties related to forward foreign currency exchange contracts and/or swap agreements. A master netting arrangement provides for the net settlement of multiple contracts with a single counterparty through a single payment in the event of default or termination of any one contract. To mitigate counterparty risk, the fund may receive assets or be required to pledge assets at the custodian bank or with a broker as designated under prescribed collateral provisions.

The fund does not offset assets and liabilities subject to master netting arrangements on the Statement of Assets and Liabilities for financial reporting purposes. The fund’s asset derivatives and liability derivatives that are subject to legally enforceable offsetting arrangements as of period end were as follows:

Counterparty	Gross Amount on Statement of Assets and Liabilities	Amount Eligible for Offset	Collateral	Net Exposure*
Assets
JPMorgan Chase Bank N.A.	$87,332	$(87,332)	—	—

Liabilities
Bank of America N.A.	$8,498,059	—	$(8,498,059)	—
Barclays Bank plc	12,617,994	—	(12,617,994)	—
Goldman Sachs & Co.	764,765	—	(764,765)	—
JPMorgan Chase Bank N.A.	165,543	$(87,332)	—	$78,211
UBS AG	142,203	—	—	142,203
	$22,188,564	$(87,332)	$(21,880,818)	$220,414

* The net exposure represents the amount receivable from the counterparty or amount payable to the counterparty in the event of default or termination.

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of June 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$589,634,173
Gross tax appreciation of investments	$31,521,170
Gross tax depreciation of investments	(2,788,404)
Net tax appreciation (depreciation) of investments	$28,732,766

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2016(3)	$9.96	0.08	0.48	0.56	(0.13)	(0.08)	(0.21)	$10.31	5.64%	0.49%(4)	1.48%(4)	25%	$60,758
2015	$10.43	0.11	(0.34)	(0.23)	(0.24)	—	(0.24)	$9.96	(2.28)%	0.47%	0.94%	23%	$49,652
2014	$10.48	0.19	0.18	0.37	(0.16)	(0.26)	(0.42)	$10.43	3.58%	0.47%	1.78%	20%	$34,521
2013	$12.05	0.17	(1.12)	(0.95)	(0.20)	(0.42)	(0.62)	$10.48	(8.21)%	0.47%	1.52%	36%	$33,623
2012	$11.78	0.32	0.55	0.87	(0.32)	(0.28)	(0.60)	$12.05	7.55%	0.48%	2.45%	40%	$75,279
2011	$11.11	0.40	0.90	1.30	(0.49)	(0.14)	(0.63)	$11.78	12.09%	0.48%	3.61%	63%	$161,320
Class II
2016(3)	$9.94	0.06	0.49	0.55	(0.12)	(0.08)	(0.20)	$10.29	5.52%	0.74%(4)	1.23%(4)	25%	$533,490
2015	$10.39	0.07	(0.32)	(0.25)	(0.20)	—	(0.20)	$9.94	(2.47)%	0.72%	0.69%	23%	$524,787
2014	$10.45	0.16	0.18	0.34	(0.14)	(0.26)	(0.40)	$10.39	3.30%	0.72%	1.53%	20%	$662,363
2013	$12.03	0.14	(1.12)	(0.98)	(0.18)	(0.42)	(0.60)	$10.45	(8.48)%	0.72%	1.27%	36%	$692,284
2012	$11.75	0.26	0.59	0.85	(0.29)	(0.28)	(0.57)	$12.03	7.39%	0.73%	2.20%	40%	$1,313,564
2011	$11.09	0.38	0.88	1.26	(0.46)	(0.14)	(0.60)	$11.75	11.74%	0.73%	3.36%	63%	$1,254,452

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended June 30, 2016 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 14, 2016, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Directors, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Directors have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Directors noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor;

•	acquired fund fees and expenses;

•	payments by the Fund and the Advisor to financial intermediaries whose clients are investors in the Fund; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request. The independent Directors also had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the independent Directors’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the three-, five-, and ten-year periods and slightly below its benchmark for the one-year period reviewed by the Board. The Board discussed the Fund’s performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor.

The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

Proxy Voting Results

A special meeting of shareholders was held on June 13, 2016, to vote on the following proposal. The proposal received the required number of votes and was adopted. A summary of voting results is listed below.

To elect four directors to the Board of Directors of American Century Variable Portfolios II, Inc.:

	Affirmative	Withhold
Tanya S. Beder	$450,135,421	$15,455,650
Jeremy I. Bulow	$451,013,319	$14,577,752
Anne Casscells	$450,786,089	$14,804,982
Jonathan D. Levin	$449,717,052	$15,874,019
The other directors whose term of office continued after the meeting include Jonathan S. Thomas, Ronald J. Gilson, Frederick L. A. Grauer, Peter F. Pervere and John B. Shoven.

Additional Information

Proxy Voting Policies

Descriptions of the principles and policies that the fund’s investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-378-9878 or visiting the “About Us” page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios II, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-89945 1608

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Variable Portfolios II, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	August 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	August 17, 2016

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	August 17, 2016